DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED (Tables)	6 Months Ended
Jun. 30, 2022
Deferred Acquisition Costs [Abstract]
Schedule of deferred acquisition costs
The following table presents movement in deferred acquisition costs and the impact on expenses:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2022	2021
Deferred acquisition costs, beginning of period	$776	$—
Acquisition from business combination	273	—
Costs capitalized under reinsurance contracts	118	—
Amortization and other	(56)	—
Deferred acquisition costs, end of period	$1,111	$—